Accounts Receivable, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Billed receivables	$ 14,820,000	$ 5,352,000
Unbilled receivables	1,442,000	705,000
Total accounts receivable, net	16,262,000	6,057,000
Allowance for doubtful accounts	$ 0	$ 0